Decommissioning Liabilities - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Other Provisions [Abstract]
Credit-adjusted risk-free rate	6.70%	4.90%